Quarterly portfolio holdings
John Hancock
Opportunistic Fixed Income Fund
Fixed income
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 43.4%					$54,665,096
(Cost $55,189,944)
U.S. Government 10.7%					13,456,847
U.S. Treasury
Bond	4.250	02-15-54		780,000	696,668
Bond	4.500	11-15-54		790,000	737,416
Bond	4.625	02-15-55		770,000	734,388
Bond (A)	4.750	11-15-53		1,240,000	1,203,284
Bond	4.750	05-15-55		105,200	102,504
Inflation Protected Security (A)	0.750	02-15-42		2,207,681	1,691,636
Inflation Protected Security (A)	1.125	01-15-33		3,059,532	2,898,292
Inflation Protected Security	1.875	07-15-34		2,211,447	2,193,975
Inflation Protected Security	2.125	02-15-54		1,693,153	1,524,172
Inflation Protected Security	2.375	02-15-55		1,646,775	1,565,354
Note	4.250	05-15-35		110,400	109,158
U.S. Government Agency 32.7%					41,208,249
Federal National Mortgage Association
15 Yr Pass Thru	6.000	07-01-38		117,824	120,963
15 Yr Pass Thru	6.000	09-01-38		112,218	115,208
30 Yr Pass Thru (B)	4.500	TBA		1,095,000	1,033,236
30 Yr Pass Thru (B)	5.000	TBA		13,529,000	13,099,345
30 Yr Pass Thru (B)	5.500	TBA		16,276,000	16,118,327
30 Yr Pass Thru (B)	6.000	TBA		8,421,000	8,505,539
Government National Mortgage Association
30 Yr Pass Thru	4.000	11-20-52		506,137	465,873
30 Yr Pass Thru	4.000	05-20-53		503,441	463,391
30 Yr Pass Thru	4.500	11-20-52		500,357	476,575
30 Yr Pass Thru (B)	5.500	TBA		155,000	153,937

30 Yr Pass Thru	6.000	04-20-55		648,653	655,855
Foreign government obligations 37.1%					$46,676,720
(Cost $47,806,571)
Argentina 0.1%					176,416
Republic of Argentina
Bond	29.500	05-30-30	ARS	58,028,000	48,831
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		190,000	127,585
Australia 4.3%					5,401,188
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	7,585,000	2,607,556
Inflation-Linked Bond	0.297	11-21-32	AUD	1,260,000	853,155
Inflation-Linked Bond	1.242	02-21-50	AUD	1,585,000	878,092
Inflation-Linked Bond	3.678	09-20-30	AUD	1,070,000	1,062,385
Benin 0.1%					92,752
Republic of Benin
Bond	4.950	01-22-35	EUR	100,000	92,752
Brazil 3.7%					4,653,668
Federative Republic of Brazil
Bill (C)	13.383	01-01-28	BRL	906,000	113,916
Note	6.000	05-15-35	BRL	1,842,000	1,334,176
Note	6.000	05-15-55	BRL	1,398,000	963,250
Note	10.000	01-01-27	BRL	1,101,000	189,931
Note	10.000	01-01-29	BRL	1,983,000	327,371
Note	10.000	01-01-31	BRL	3,334,000	524,582
Note	10.000	01-01-33	BRL	379,000	57,731
Note	10.000	01-01-35	BRL	7,743,000	1,142,711
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Bulgaria 0.2%					$189,090
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	148,000	102,523
Bond	4.250	09-05-44	EUR	75,000	86,567
Chile 0.2%					201,331
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	45,000,000	46,443
Bond	5.000	03-01-35	CLP	60,000,000	60,935
Bond (D)	5.800	10-01-34	CLP	45,000,000	48,350
Bond	6.000	01-01-43	CLP	10,000,000	11,084
Bond (D)	6.200	10-01-40	CLP	5,000,000	5,549
Bond (D)	7.000	05-01-34	CLP	25,000,000	28,970
Colombia 3.4%					4,306,540
Republic of Colombia
Bond	3.750	02-25-37	COP	5,301,713,346	1,009,584
Bond	4.125	02-22-42		660,000	410,850
Bond	4.750	04-04-35	COP	5,555,383,841	1,189,588
Bond	6.000	04-28-28	COP	298,600,000	64,870
Bond	6.250	07-09-36	COP	419,700,000	64,518
Bond	7.000	03-26-31	COP	27,800,000	5,413
Bond	7.000	06-30-32	COP	438,300,000	81,610
Bond	7.250	10-18-34	COP	1,082,100,000	189,669
Bond	7.750	09-18-30	COP	364,300,000	75,758
Bond	9.250	05-28-42	COP	3,471,300,000	639,102
Bond	11.500	07-25-46	COP	2,496,500,000	540,759
Bond	13.250	02-09-33	COP	136,900,000	34,819
Czech Republic 0.6%					757,401
Czech Republic
Bond	0.050	11-29-29	CZK	870,000	33,915
Bond	0.950	05-15-30	CZK	370,000	14,853
Bond	1.200	03-13-31	CZK	3,360,000	133,620
Bond	1.750	06-23-32	CZK	1,140,000	45,407
Bond	1.750	06-23-32	CZK	1,260,000	50,187
Bond	1.950	07-30-37	CZK	310,000	10,960
Bond	2.000	10-13-33	CZK	1,920,000	75,354
Bond	3.000	03-03-33	CZK	1,230,000	52,701
Bond	3.500	05-30-35	CZK	4,620,000	200,090
Bond	4.500	11-11-32	CZK	1,770,000	83,936
Bond	4.900	04-14-34	CZK	1,160,000	56,378
Hungary 0.7%					927,743
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	107,125
Bond	1.750	06-05-35	EUR	430,000	375,239
Bond	2.250	06-22-34	HUF	23,140,000	45,172
Bond	3.000	10-27-38	HUF	33,150,000	60,200
Bond	4.875	03-22-40	EUR	140,000	153,204
Bond	7.000	10-24-35	HUF	66,360,000	186,803
Iceland 2.1%					2,627,293
Republic of Iceland
Bond	4.500	02-17-42	ISK	22,365,000	137,466
Bond	5.000	11-15-28	ISK	246,210,000	1,804,417
Bond	6.500	02-15-38	ISK	89,460,000	685,410
India 0.2%					302,163
Republic of India
Bond	6.790	10-07-34	INR	5,420,000	65,514
Bond	7.180	07-24-37	INR	7,150,000	88,812
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
India (continued)
Bond	7.300	06-19-53	INR	11,960,000	$147,837
Indonesia 1.0%					1,190,706
Republic of Indonesia
Bond	6.375	08-15-28	IDR	702,000,000	43,171
Bond	6.500	07-15-30	IDR	453,000,000	27,845
Bond	6.500	02-15-31	IDR	461,000,000	28,117
Bond	6.625	05-15-33	IDR	732,000,000	43,940
Bond	6.625	02-15-34	IDR	2,367,000,000	143,369
Bond	6.750	07-15-35	IDR	497,000,000	30,274
Bond	6.875	04-15-29	IDR	1,040,000,000	64,737
Bond	7.000	05-15-27	IDR	923,000,000	57,277
Bond	7.000	02-15-33	IDR	2,998,000,000	186,544
Bond	7.125	06-15-38	IDR	3,193,000,000	198,420
Bond	7.125	06-15-42	IDR	181,000,000	11,175
Bond	7.125	06-15-43	IDR	147,000,000	9,100
Bond	7.500	08-15-32	IDR	1,631,000,000	104,635
Bond	7.500	06-15-35	IDR	420,000,000	26,894
Bond	7.500	05-15-38	IDR	1,135,000,000	72,440
Bond	8.250	05-15-36	IDR	1,620,000,000	109,271
Bond	8.375	03-15-34	IDR	496,000,000	33,497
Japan 0.4%					541,792
Government of Japan
Bond	2.400	03-20-55	JPY	85,550,000	541,792
Malaysia 0.8%					1,021,512
Government of Malaysia
Bond	2.632	04-15-31	MYR	755,000	170,530
Bond	3.502	05-31-27	MYR	205,000	48,594
Bond	3.582	07-15-32	MYR	369,000	87,611
Bond	3.757	05-22-40	MYR	210,000	49,473
Bond	3.828	07-05-34	MYR	540,000	129,616
Bond	3.885	08-15-29	MYR	438,000	105,293
Bond	3.906	07-15-26	MYR	77,000	18,283
Bond	4.254	05-31-35	MYR	451,000	112,351
Bond	4.457	03-31-53	MYR	95,000	23,847
Bond	4.642	11-07-33	MYR	158,000	40,112
Bond	4.696	10-15-42	MYR	75,000	19,575
Bond	4.762	04-07-37	MYR	284,000	73,665
Bond	4.893	06-08-38	MYR	540,000	142,562
Mexico 0.9%					1,100,205
Government of Mexico
Bond	5.625	03-19-14	GBP	110,000	101,523
Bond	7.500	05-26-33	MXN	2,203,800	102,639
Bond	7.750	05-29-31	MXN	401,400	19,575
Bond	7.750	11-23-34	MXN	1,574,900	73,218
Bond	7.750	11-13-42	MXN	1,675,200	70,497
Bond	8.000	11-07-47	MXN	1,334,800	56,411
Bond	8.000	07-31-53	MXN	8,096,100	338,157
Bond	8.500	03-01-29	MXN	4,299,600	220,531
Bond	8.500	11-18-38	MXN	2,227,300	104,313
Bond	10.000	11-20-36	MXN	247,600	13,341
Morocco 0.1%					112,673
Kingdom of Morocco
Bond	4.750	04-02-35	EUR	100,000	112,673
New Zealand 6.0%					7,603,526
Government of New Zealand
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Bond	1.750	05-15-41	NZD	1,185,000	$456,913
Bond	2.750	05-15-51	NZD	2,030,000	792,329
Inflation-Linked Bond	3.272	09-20-40	NZD	1,530,000	1,086,628
Inflation-Linked Bond	3.307	09-20-35	NZD	2,825,000	2,156,196
Inflation-Linked Bond	4.030	09-20-30	NZD	3,735,000	3,111,460
Norway 7.4%					9,337,817
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	35,360,000	2,965,110
Bond (D)	1.375	08-19-30	NOK	32,670,000	2,834,233
Bond (D)	1.750	09-06-29	NOK	15,325,000	1,383,216
Bond (D)	3.625	04-13-34	NOK	22,580,000	2,155,258
Peru 0.2%					216,141
Republic of Peru
Bond	5.400	08-12-34	PEN	217,000	55,367
Bond	6.150	08-12-32	PEN	254,000	71,607
Bond	6.950	08-12-31	PEN	105,000	31,510
Bond (D)	7.600	08-12-39	PEN	203,000	57,657
Poland 0.5%					668,862
Republic of Poland
Bond	1.750	04-25-32	PLN	338,000	73,046
Bond	2.500	07-25-27	PLN	124,000	31,668
Bond	3.750	05-25-27	PLN	333,000	87,781
Bond	4.750	07-25-29	PLN	936,000	249,311
Bond	5.000	10-25-34	PLN	433,000	112,982
Bond	5.750	04-25-29	PLN	130,000	35,866
Bond	6.000	10-25-33	PLN	279,000	78,208
Romania 0.4%					531,756
Republic of Romania
Bond	4.750	10-11-34	RON	90,000	16,609
Bond	4.850	07-25-29	RON	315,000	64,224
Bond (D)	5.875	07-11-32	EUR	95,000	106,042
Bond	6.700	02-25-32	RON	270,000	58,190
Bond	6.750	04-25-35	RON	515,000	109,943
Bond	8.000	04-29-30	RON	80,000	18,315
Bond	8.250	09-29-32	RON	300,000	70,147
Bond	8.750	10-30-28	RON	380,000	88,286
Serbia 0.4%					487,193
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	286,210
Bond	1.650	03-03-33	EUR	220,000	200,983
South Africa 0.9%					1,159,308
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,993,000	121,046
Bond	7.000	02-28-31	ZAR	3,659,000	185,278
Bond	7.000	02-28-31	ZAR	1,430,000	72,410
Bond	8.250	03-31-32	ZAR	4,406,000	231,009
Bond	8.500	01-31-37	ZAR	1,195,000	56,861
Bond	8.750	01-31-44	ZAR	2,782,000	122,763
Bond	8.750	02-28-48	ZAR	1,450,000	63,281
Bond	8.875	02-28-35	ZAR	2,478,000	127,097
Bond	9.000	01-31-40	ZAR	3,199,000	149,515
Bond	11.625	03-31-53	ZAR	527,000	30,048
Thailand 0.6%					784,035
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	29,803
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	1.585	12-17-35	THB	2,192,000	$65,007
Bond	1.600	12-17-29	THB	605,000	18,392
Bond	1.600	06-17-35	THB	799,000	23,705
Bond	2.000	12-17-31	THB	3,142,000	97,093
Bond	2.000	06-17-42	THB	618,000	17,896
Bond	2.800	06-17-34	THB	1,075,000	35,361
Bond	2.875	12-17-28	THB	3,177,000	101,013
Bond	2.875	06-17-46	THB	500,000	16,076
Bond	3.350	06-17-33	THB	7,972,000	270,409
Bond	3.450	06-17-43	THB	3,131,000	109,280
Turkey 0.2%					193,368
Republic of Turkey
Bond	26.200	10-05-33	TRY	5,601,320	123,294
Bond	27.700	09-27-34	TRY	3,033,000	70,074
United Kingdom 1.6%					2,038,100
United Kingdom of Great Britain
Inflation-Linked GILT	0.125	03-22-51	GBP	934,017	737,613
Inflation-Linked GILT	0.250	03-22-52	GBP	816,480	660,864
Inflation-Linked GILT	0.500	03-22-50	GBP	268,568	242,790
Inflation-Linked GILT	1.250	11-22-54	GBP	375,858	396,833
Uruguay 0.1%					54,141
Republic of Uruguay
Bond	9.750	07-20-33	UYU	2,209,500	54,141

Corporate bonds 15.6%					$19,682,213
(Cost $19,610,847)
Bermuda 0.1%					174,364
Ooredoo International Finance, Ltd.	4.500	01-31-43		200,000	174,364
Canada 0.8%					1,047,955
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	77,265
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55		80,000	75,598
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,599
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	115,930
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	48,830
Garda World Security Corp. (D)	6.000	06-01-29		13,000	12,364
goeasy, Ltd. (D)	6.875	05-15-30		60,000	59,249
goeasy, Ltd. (D)	7.375	10-01-30		25,000	24,978
Great Canadian Gaming Corp. (D)	8.750	11-15-29		26,000	25,246
Mercer International, Inc.	5.125	02-01-29		70,000	55,645
Ontario Gaming GTA LP (D)	8.000	08-01-30		60,000	59,310
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%) (D)	7.625	03-01-55		32,000	32,300
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		195,000	193,075
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	113,791
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	31,775
Cayman Islands 0.0%					6,010
Diamond Foreign Asset Company (D)	8.500	10-01-30		6,000	6,010
Chile 0.3%					404,721
AES Andes SA	6.300	03-15-29		200,000	204,084
Celulosa Arauco y Constitucion SA (D)	6.180	05-05-32		200,000	200,637
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
China 0.0%					$34,700
CIFI Holdings Group Company, Ltd. (E)	4.375	04-12-27		200,000	19,250
Country Garden Holdings Company, Ltd. (E)	3.875	10-22-30		210,000	15,450
Colombia 0.1%					76,146
Ecopetrol SA	8.375	01-19-36		80,000	76,146
Estonia 0.2%					230,209
Luminor Holding AS (7.375% to 8-12-31, then 5 Year EURIBOR ICE Swap Rate + 5.264%) (F)	7.375	02-12-31	EUR	200,000	230,209
France 0.9%					1,189,121
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (F)	4.500	02-25-30		200,000	175,510
Forvia SE (D)	8.000	06-15-30		200,000	203,185
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (F)	5.375	11-18-30		200,000	178,419
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(F)	10.000	11-14-28		200,000	217,523
Valeo SE	1.000	08-03-28	EUR	400,000	414,484
Greece 0.3%					346,831
Eurobank SA (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%)	4.000	02-07-36	EUR	100,000	112,080
Piraeus Financial Holdings SA (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%) (F)	8.750	06-16-26	EUR	200,000	234,751
Ireland 0.0%					36,839
Adient Global Holdings, Ltd. (D)	7.500	02-15-33		11,000	10,913
TrueNoord Capital DAC (D)	8.750	03-01-30		25,000	25,926
Italy 0.2%					226,942
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	226,942
Kazakhstan 0.1%					177,717
KazMunayGas National Company JSC	6.375	10-24-48		200,000	177,717
Luxembourg 0.3%					376,912
Raizen Fuels Finance SA (D)	6.700	02-25-37		200,000	193,322
Raizen Fuels Finance SA (D)	6.950	03-05-54		200,000	183,590
Malta 0.0%					25,141
VistaJet Malta Finance PLC (D)	6.375	02-01-30		28,000	25,141
Mexico 0.9%					1,124,462
Orbia Advance Corp. SAB de CV	5.500	01-15-48		200,000	151,682
Orbia Advance Corp. SAB de CV	6.750	09-19-42		200,000	182,227
Orbia Advance Corp. SAB de CV (D)	7.500	05-13-35		200,000	201,300
Sitios Latinoamerica SAB de CV	5.375	04-04-32		200,000	191,483
Trust Fibra Uno	7.375	02-13-34		200,000	195,890
Trust Fibra Uno	8.250	01-23-37		200,000	201,880
Morocco 0.3%					398,278
OCP SA (D)	6.700	03-01-36		200,000	196,500
OCP SA	6.750	05-02-34		200,000	201,778
Netherlands 0.1%					78,051
LYB International Finance BV	5.250	07-15-43		90,000	78,051
Saudi Arabia 0.2%					196,000
Saudi Arabian Oil Company (D)	6.375	06-02-55		200,000	196,000
Spain 0.1%					102,557
Unicaja Banco SA	0.250	09-25-29	EUR	100,000	102,557
Supranational 0.8%					1,007,123
Asian Development Bank (C)	5.652	07-30-30	PLN	100,000	20,030
Asian Infrastructure Investment Bank	6.000	12-08-31	INR	3,300,000	36,717
Asian Infrastructure Investment Bank	6.650	06-30-33	INR	12,500,000	146,131
Asian Infrastructure Investment Bank (D)	6.900	10-23-34	INR	5,700,000	67,641
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Supranational (continued)
Asian Infrastructure Investment Bank	6.900	10-23-34	INR	5,600,000	$66,421
Asian Infrastructure Investment Bank	6.960	01-14-35	INR	5,400,000	64,968
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	6,100,000	72,142
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	58,770
European Bank for Reconstruction & Development	6.875	07-30-31	INR	15,000,000	178,301
European Bank for Reconstruction & Development (C)	10.814	10-04-36	ZAR	6,800,000	115,966
Inter-American Development Bank	7.000	04-17-33	INR	5,000,000	60,073
Inter-American Development Bank	7.000	08-08-33	INR	10,000,000	119,963
Switzerland 0.3%					344,250
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(F)	9.250	11-13-33		200,000	228,338
UBS Switzerland AG	3.146	06-21-31	EUR	100,000	115,912
United Kingdom 0.7%					854,713
CSL Finance PLC (D)	4.625	04-27-42		90,000	78,109
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (F)	7.050	06-05-30		200,000	200,018
INEOS Finance PLC (D)(G)	7.500	04-15-29		200,000	196,489
Rio Tinto Finance USA PLC	4.750	03-22-42		85,000	75,442
Virgin Money UK PLC (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%) (F)	11.000	12-08-28	GBP	200,000	304,655
United States 8.9%					11,223,171
Acadia Healthcare Company, Inc. (D)	5.000	04-15-29		15,000	14,360
Acadia Healthcare Company, Inc. (D)(G)	7.375	03-15-33		14,000	14,265
Acrisure LLC (D)	6.000	08-01-29		45,000	43,561
Acrisure LLC (D)	8.500	06-15-29		5,000	5,225
AEP Texas, Inc.	5.250	05-15-52		85,000	73,980
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(F)	5.250	06-15-26		48,000	47,665
Alexandria Real Estate Equities, Inc.	5.625	05-15-54		85,000	76,447
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32		35,000	35,976
Allied Universal Holdco LLC (D)	7.875	02-15-31		12,000	12,436
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	189,649
American International Group, Inc.	5.450	05-07-35		45,000	45,247
AmeriGas Partners LP (D)	9.375	06-01-28		170,000	171,680
AmeriGas Partners LP (D)	9.500	06-01-30		120,000	121,206
Antero Midstream Partners LP (D)	6.625	02-01-32		48,000	49,035
Ashtead Capital, Inc. (D)	5.950	10-15-33		200,000	201,834
Athene Holding, Ltd.	3.450	05-15-52		125,000	76,785
Athene Holding, Ltd.	6.625	05-19-55		115,000	114,556
Avis Budget Car Rental LLC (D)	8.375	06-15-32		89,000	89,670
B&G Foods, Inc. (D)	8.000	09-15-28		60,000	56,547
Bain Capital Specialty Finance, Inc.	5.950	03-15-30		35,000	34,503
Baldwin Insurance Group Holdings LLC (D)	7.125	05-15-31		22,000	22,680
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (F)	6.625	05-01-30		32,000	32,507
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		18,000	17,102
Bimbo Bakeries USA, Inc.	5.375	01-09-36		200,000	192,791
Bimbo Bakeries USA, Inc.	6.400	01-15-34		200,000	209,351
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (D)	8.375	06-15-35		63,000	61,167
Bread Financial Holdings, Inc. (D)	9.750	03-15-29		63,000	67,170
Bristol-Myers Squibb Company	5.500	02-22-44		80,000	77,674
Caesars Entertainment, Inc. (D)	7.000	02-15-30		21,000	21,549
Capital One Financial Corp. (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25		66,000	66,143
CCO Holdings LLC (D)	4.500	06-01-33		73,000	64,928
CCO Holdings LLC (D)	4.750	02-01-32		40,000	37,029
CCO Holdings LLC (D)	5.375	06-01-29		7,000	6,903
Celanese US Holdings LLC (G)	6.750	04-15-33		40,000	38,930
CenterPoint Energy, Inc. (6.700% to 5-15-30, then 5 Year CMT + 2.586%)	6.700	05-15-55		75,000	74,854
Champ Acquisition Corp. (D)	8.375	12-01-31		36,000	37,799
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Cinemark USA, Inc. (D)	7.000	08-01-32	15,000	$15,431
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (F)	4.000	12-10-25	69,000	68,294
Citigroup, Inc. (7.000% to 8-15-34, then 10 Year CMT + 2.757%) (F)	7.000	08-15-34	43,000	44,133
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	72,000	75,102
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	12,000	10,965
Clear Channel Outdoor Holdings, Inc. (D)(G)	9.000	09-15-28	26,000	27,231
Cleveland-Cliffs, Inc. (D)	7.375	05-01-33	65,000	55,823
Cloud Software Group, Inc. (D)	9.000	09-30-29	25,000	25,589
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	68,101
CommonSpirit Health	5.318	12-01-34	35,000	34,345
Community Health Systems, Inc. (D)	4.750	02-15-31	48,000	41,086
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29	70,000	60,568
Concentra Health Services, Inc. (D)	6.875	07-15-32	10,000	10,288
Cougar JV Subsidiary LLC (D)	8.000	05-15-32	36,000	37,814
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	32,000	31,149
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	78,000	78,567
Deluxe Corp. (D)	8.125	09-15-29	25,000	25,274
Diamondback Energy, Inc.	5.900	04-18-64	240,000	214,762
DISH DBS Corp. (D)	5.750	12-01-28	6,000	5,078
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	89,000	86,973
Dominion Energy, Inc.	4.850	08-15-52	90,000	73,905
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	45,704	39,305
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-09-26	130,000	123,422
Emera US Finance LP	4.750	06-15-46	95,000	76,666
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	66,036
EQT Corp. (D)	4.750	01-15-31	20,000	19,348
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	135,000	138,021
EZCORP, Inc. (D)	7.375	04-01-32	60,000	62,265
FedEx Corp. (D)	4.050	02-15-48	110,000	78,658
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (F)	4.500	09-30-25	51,000	50,677
FirstCash, Inc. (D)	4.625	09-01-28	10,000	9,742
FirstCash, Inc. (D)	5.625	01-01-30	8,000	7,944
FMC Corp.	5.650	05-18-33	160,000	154,018
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%) (G)	8.450	11-01-55	284,000	286,364
Fortress Intermediate 3, Inc. (D)	7.500	06-01-31	25,000	25,839
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	25,000	25,495
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	20,000	20,620
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	100,000	95,931
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	130,000	126,099
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	20,000	20,518
Hightower Holding LLC (D)	6.750	04-15-29	78,000	76,918
HUB International, Ltd. (D)	5.625	12-01-29	11,000	10,910
HUB International, Ltd. (D)	7.375	01-31-32	20,000	20,872
Hudson Pacific Properties LP	3.250	01-15-30	35,000	23,630
Intel Corp.	5.600	02-21-54	87,000	77,262
Iron Mountain, Inc. (D)	7.000	02-15-29	45,000	46,493
JetBlue Airways Corp. (D)(G)	9.875	09-20-31	80,000	79,133
Kilroy Realty LP (G)	6.250	01-15-36	155,000	151,323
Kohl’s Corp. (D)	10.000	06-01-30	25,000	25,669
LABL, Inc. (D)	5.875	11-01-28	8,000	6,820
LABL, Inc. (D)	8.625	10-01-31	120,000	99,353
LBM Acquisition LLC (D)	6.250	01-15-29	65,000	52,203
LCM Investments Holdings II LLC (D)	8.250	08-01-31	18,000	19,084
Level 3 Financing, Inc. (D)	4.500	04-01-30	29,000	25,505
LFS Topco LLC (D)	5.875	10-15-26	18,000	17,835
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	36,000	34,659
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (F)	9.250	12-01-27	120,000	$129,274
LYB International Finance III LLC	6.150	05-15-35	75,000	76,165
Macy’s Retail Holdings LLC	5.125	01-15-42	15,000	10,076
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	15,000	13,895
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	70,000	52,731
Matador Resources Company (D)	6.500	04-15-32	12,000	11,750
McAfee Corp. (D)(G)	7.375	02-15-30	95,000	87,845
Medline Borrower LP (D)(G)	5.250	10-01-29	38,000	37,136
Metlife, Inc.	10.750	08-01-39	58,000	75,908
Midcap Financial Issuer Trust (D)	5.625	01-15-30	200,000	180,447
Newell Brands, Inc.	6.375	05-15-30	55,000	51,669
Newell Brands, Inc. (G)	6.625	05-15-32	55,000	50,748
Newell Brands, Inc. (D)	8.500	06-01-28	5,000	5,173
Noble Finance II LLC (D)	8.000	04-15-30	180,000	179,360
Novelis Corp. (D)	3.250	11-15-26	20,000	19,618
ONEOK, Inc.	5.850	11-01-64	250,000	223,809
Owens & Minor, Inc. (D)(G)	4.500	03-31-29	65,000	53,127
Pacific Gas & Electric Company	5.900	10-01-54	80,000	71,649
Pacific Gas & Electric Company	6.150	01-15-33	75,000	76,268
Pacific Gas & Electric Company	6.400	06-15-33	75,000	77,168
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	50,000	48,875
Patterson-UTI Energy, Inc.	7.150	10-01-33	65,000	64,922
PennyMac Financial Services, Inc. (D)	6.875	05-15-32	13,000	13,061
Permian Resources Operating LLC (D)	7.000	01-15-32	12,000	12,310
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	105,000	102,818
Planet Financial Group LLC (D)	10.500	12-15-29	130,000	128,089
Quikrete Holdings, Inc. (D)	6.375	03-01-32	15,000	15,242
Range Resources Corp. (D)	4.750	02-15-30	8,000	7,689
Range Resources Corp.	8.250	01-15-29	5,000	5,136
Reworld Holding Corp. (D)	4.875	12-01-29	74,000	70,066
Rocket Software, Inc. (D)	6.500	02-15-29	25,000	24,273
Rocket Software, Inc. (D)	9.000	11-28-28	15,000	15,476
Rockies Express Pipeline LLC (D)	6.750	03-15-33	25,000	25,749
S&S Holdings LLC (D)	8.375	10-01-31	85,000	81,119
Santander Holdings USA, Inc. (5.473% to 3-20-28, then Overnight SOFR + 1.610%)	5.473	03-20-29	100,000	100,805
Sasol Financing USA LLC	5.500	03-18-31	200,000	163,931
Scripps Escrow II, Inc. (D)	3.875	01-15-29	20,000	17,100
Scripps Escrow, Inc. (D)(G)	5.875	07-15-27	7,000	5,935
Sempra	3.800	02-01-38	90,000	72,807
Sempra	4.000	02-01-48	105,000	75,731
Shift4 Payments, Inc. (D)	6.750	08-15-32	10,000	10,203
SM Energy Company (D)	6.750	08-01-29	23,000	22,537
Smyrna Ready Mix Concrete LLC (D)	8.875	11-15-31	55,000	56,479
Staples, Inc. (D)	10.750	09-01-29	36,000	32,590
Star Parent, Inc. (D)	9.000	10-01-30	25,000	25,839
Stellantis Finance US, Inc. (D)(G)	6.450	03-18-35	200,000	197,730
Sunoco LP (D)	6.250	07-01-33	5,000	5,000
Sunoco LP (D)	7.000	05-01-29	15,000	15,481
Talos Production, Inc. (D)	9.375	02-01-31	140,000	137,647
Tenet Healthcare Corp.	6.750	05-15-31	25,000	25,751
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	80,000	75,901
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (F)	3.700	03-20-26	36,000	35,297
The Chemours Company (D)	4.625	11-15-29	65,000	53,171
The Dow Chemical Company	5.950	03-15-55	155,000	143,785
The Estee Lauder Companies, Inc.	4.375	06-15-45	90,000	70,968
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (F)	3.650	08-10-26	33,000	31,921
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29		24,000	$25,099
The Hertz Corp. (D)	5.000	12-01-29		2,000	1,360
The Hertz Corp. (D)	12.625	07-15-29		3,000	3,055
Transocean, Inc. (D)(G)	8.750	02-15-30		168,000	170,311
Tronox, Inc. (D)	4.625	03-15-29		125,000	104,507
Tucson Electric Power Company	5.900	04-15-55		105,000	102,499
UnitedHealth Group, Inc.	5.625	07-15-54		80,000	74,771
UnitedHealth Group, Inc.	6.875	02-15-38		70,000	77,532
Univision Communications, Inc. (D)	8.500	07-31-31		60,000	57,610
Velocity Vehicle Group LLC (D)	8.000	06-01-29		115,000	110,566
Viatris, Inc.	3.850	06-22-40		100,000	71,085
Victra Holdings LLC (D)(G)	8.750	09-15-29		55,000	56,159
Viper Energy, Inc. (D)	5.375	11-01-27		290,000	288,565
Virginia Electric & Power Company	4.600	12-01-48		90,000	73,871
Vital Energy, Inc. (D)(G)	7.875	04-15-32		180,000	146,003
WarnerMedia Holdings, Inc.	4.279	03-15-32		20,000	16,971
WarnerMedia Holdings, Inc.	5.141	03-15-52		270,000	175,030
WarnerMedia Holdings, Inc.	5.391	03-15-62		6,000	3,862
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26		33,000	32,492
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29		63,000	64,748
Westlake Corp.	2.875	08-15-41		130,000	85,469
Westlake Corp.	5.000	08-15-46		90,000	75,490
Windsor Holdings III LLC (D)	8.500	06-15-30		25,000	26,453
WW International, Inc. (D)(E)	4.500	04-15-29		180,000	55,800

XPLR Infrastructure Operating Partners LP (D)(G)	7.250	01-15-29		60,000	60,294
Convertible bonds 7.1%					$8,912,840
(Cost $9,372,265)
Canada 0.0%					53,619
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	53,619
Cayman Islands 0.0%					51,466
Seagate HDD Cayman	3.500	06-01-28		34,000	51,466
China 0.1%					104,626
Alibaba Group Holding, Ltd. (D)	0.500	06-01-31		13,000	16,497
H World Group, Ltd.	3.000	05-01-26		30,000	32,475
JD.com, Inc. (D)	0.250	06-01-29		20,000	20,902
ZTO Express Cayman, Inc.	1.500	09-01-27		35,000	34,752
Denmark 0.0%					60,875
Ascendis Pharma A/S	2.250	04-01-28		50,000	60,875
France 0.4%					539,384
Accor SA	0.700	12-07-27	EUR	70,000	44,456
Schneider Electric SE	1.625	06-28-31	EUR	100,000	121,177
Ubisoft Entertainment SA	2.875	12-05-31	EUR	400,000	373,751
Israel 0.1%					68,346
SolarEdge Technologies, Inc. (D)	2.250	07-01-29		90,000	68,346
Italy 0.5%					579,097
Eni SpA	2.950	09-14-30	EUR	500,000	579,097
Japan 0.3%					363,289
ANA Holdings, Inc., Zero Coupon	0.000	12-10-31	JPY	10,000,000	76,896
Daifuku Company, Ltd., Zero Coupon	0.000	09-13-30	JPY	10,000,000	89,562
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	196,831
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
Luxembourg 0.1%					$65,371
Arrival SA (D)(E)	3.500	12-01-26		170,000	17
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (H)	6.540	12-15-50	EUR	100,000	65,354
Singapore 0.0%					41,888
Sea, Ltd.	0.250	09-15-26		20,000	18,790
Trip.com Group, Ltd. (D)	0.750	06-15-29		20,000	23,098
Spain 0.1%					101,196
Cellnex Telecom SA	0.750	11-20-31	EUR	100,000	101,196
Switzerland 0.3%					380,379
STMicroelectronics NV (C)	2.304	08-04-27		400,000	380,379
United Kingdom 0.2%					210,312
Immunocore Holdings PLC	2.500	02-01-30		240,000	210,312
United States 5.0%					6,292,992
3D Systems Corp. (C)	6.278	11-15-26		21,000	19,190
Affirm Holdings, Inc. (D)	0.750	12-15-29		10,000	9,351
Akamai Technologies, Inc.	1.125	02-15-29		15,000	14,018
Alarm.com Holdings, Inc. (C)	6.280	01-15-26		30,000	28,860
Alliant Energy Corp. (D)	3.250	05-30-28		23,000	23,089
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27		40,000	49,462
Axon Enterprise, Inc.	0.500	12-15-27		6,000	19,815
Bandwidth, Inc.	0.250	03-01-26		35,000	32,200
Bentley Systems, Inc.	0.125	01-15-26		85,000	83,640
Beyond Meat, Inc., Zero Coupon	0.000	03-15-27		125,000	9,375
BILL Holdings, Inc. (C)(D)	3.833	04-01-30		105,000	87,308
BioMarin Pharmaceutical, Inc.	1.250	05-15-27		55,000	51,616
Block, Inc.	0.250	11-01-27		65,000	57,753
Cable One, Inc.	1.125	03-15-28		25,000	19,500
Cardlytics, Inc.	1.000	09-15-25		55,000	52,800
Carnival Corp.	5.750	12-01-27		19,000	35,777
Cloudflare, Inc., Zero Coupon	0.000	08-15-26		32,000	35,568
Cytokinetics, Inc.	3.500	07-01-27		221,000	231,362
Datadog, Inc. (C)(D)	1.673	12-01-29		358,000	331,866
DexCom, Inc.	0.375	05-15-28		260,000	240,998
Digital Realty Trust LP (D)	1.875	11-15-29		42,000	44,331
DraftKings Holdings, Inc. (C)	4.452	03-15-28		73,000	64,532
Dropbox, Inc., Zero Coupon	0.000	03-01-28		34,000	34,646
EchoStar Corp. (0.000% Cash and 3.875% PIK)	3.875	11-30-30		25,763	24,727
Enphase Energy, Inc. (C)	7.096	03-01-28		290,000	239,489
Etsy, Inc.	0.125	09-01-27		290,000	258,390
Evolent Health, Inc.	3.500	12-01-29		290,000	227,650
Exact Sciences Corp.	0.375	03-15-27		46,000	43,953
Exact Sciences Corp. (D)	1.750	04-15-31		215,000	201,971
Exact Sciences Corp. (D)	2.000	03-01-30		20,000	20,700
Five9, Inc.	1.000	03-15-29		200,000	173,300
Fluor Corp.	1.125	08-15-29		53,000	61,401
GameStop Corp., Zero Coupon (D)	0.000	04-01-30		15,000	18,975
Granite Construction, Inc. (D)	3.250	06-15-30		13,000	17,251
Guidewire Software, Inc. (D)	1.250	11-01-29		43,000	48,375
Haemonetics Corp.	2.500	06-01-29		19,000	18,466
HAT Holdings I LLC (D)(G)	3.750	08-15-28		25,000	27,913
Integer Holdings Corp. (D)	1.875	03-15-30		47,000	48,199
Ionis Pharmaceuticals, Inc. (G)	1.750	06-15-28		245,000	245,000
JBT Marel Corp.	0.250	05-15-26		34,000	33,497
Lantheus Holdings, Inc.	2.625	12-15-27		11,000	13,387
Live Nation Entertainment, Inc. (D)	2.875	01-15-30		40,000	42,060
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Lumentum Holdings, Inc.	0.500	06-15-28	19,000	$18,193
Lumentum Holdings, Inc.	1.500	12-15-29	30,000	38,400
Magnite, Inc.	0.250	03-15-26	60,000	57,600
Merit Medical Systems, Inc. (D)	3.000	02-01-29	17,000	21,579
Meritage Homes Corp.	1.750	05-15-28	43,000	41,517
Microchip Technology, Inc. (D)	0.750	06-01-30	38,000	36,252
MicroStrategy, Inc., Zero Coupon (D)	0.000	03-01-30	42,000	45,993
MP Materials Corp. (D)	0.250	04-01-26	175,000	164,063
NCL Corp., Ltd. (D)	0.875	04-15-30	16,000	15,860
NCL Corp., Ltd.	2.500	02-15-27	68,000	66,674
Northern Oil & Gas, Inc.	3.625	04-15-29	30,000	30,120
Nutanix, Inc. (D)	0.500	12-15-29	55,000	62,089
ON Semiconductor Corp.	0.500	03-01-29	120,000	104,280
Parsons Corp. (G)	2.625	03-01-29	105,000	107,678
Pebblebrook Hotel Trust	1.750	12-15-26	60,000	56,193
PG&E Corp.	4.250	12-01-27	55,000	57,063
Redfin Corp.	0.500	04-01-27	23,000	20,442
Repay Holdings Corp. (D)	2.875	07-15-29	60,000	49,440
Repligen Corp.	1.000	12-15-28	13,000	12,707
Rexford Industrial Realty LP (D)	4.125	03-15-29	305,000	297,833
RingCentral, Inc. (C)	5.098	03-15-26	60,000	57,660
Rivian Automotive, Inc.	3.625	10-15-30	46,000	42,895
Sarepta Therapeutics, Inc.	1.250	09-15-27	205,000	183,068
Shake Shack, Inc., Zero Coupon	0.000	03-01-28	25,000	25,813
Shift4 Payments, Inc.	0.500	08-01-27	85,000	90,228
Snap, Inc.	0.125	03-01-28	340,000	292,400
Snowflake, Inc., Zero Coupon (D)	0.000	10-01-29	38,000	55,765
Spotify USA, Inc., Zero Coupon	0.000	03-15-26	32,000	43,299
Stem, Inc. (D)	0.500	12-01-28	95,000	23,038
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	9,150
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	1,200
Sunrun, Inc.	4.000	03-01-30	75,000	51,938
Synaptics, Inc. (D)	0.750	12-01-31	25,000	22,713
Teladoc Health, Inc.	1.250	06-01-27	219,000	200,670
The Greenbrier Companies, Inc.	2.875	04-15-28	17,000	17,898
The Southern Company (D)	3.250	06-15-28	20,000	19,940
The Southern Company	4.500	06-15-27	30,000	32,696
Tyler Technologies, Inc.	0.250	03-15-26	20,000	24,360
Uber Technologies, Inc.	0.875	12-01-28	100,000	133,200
Unity Software, Inc., Zero Coupon (D)	0.000	03-15-30	83,000	86,279
Ventas Realty LP	3.750	06-01-26	20,000	24,300
Verint Systems, Inc.	0.250	04-15-26	60,000	57,119
Vishay Intertechnology, Inc.	2.250	09-15-30	60,000	51,870
WEC Energy Group, Inc. (D)	4.375	06-01-29	36,000	42,426

Welltower OP LLC (D)	2.750	05-15-28	35,000	57,330
Term loans (I) 2.2%				$2,718,518
(Cost $2,800,347)
United States 2.2%				2,718,518
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	12-21-28	58,041	57,614
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	08-09-30	98,507	98,328
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.691	12-23-26	72,086	71,991
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.691	01-31-28	130,000	125,288
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	02-15-29	41,141	40,942
Berlin Packaging LLC, 2024 Term Loan B7 (1 and 3 month CME Term SOFR + 3.500%)	7.822	06-07-31	145,520	145,747
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	02-06-30	86,100	85,804
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Cinemark USA, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.750%)	7.069	05-24-30	122,516	$122,516
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	01-28-32	100,000	99,656
Crocs, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	6.549	02-19-29	50,000	50,146
EMRLD Borrower LP, Term Loan B (3 month CME Term SOFR + 2.500%)	6.833	05-31-30	61,652	61,303
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.541	03-30-27	99,441	95,811
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	8.077	01-28-32	100,000	99,100
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	01-23-32	99,750	98,802
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	03-07-32	45,650	45,764
Hightower Holding LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.260	02-03-32	145,146	144,783
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.769	06-20-30	141,688	141,636
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	12-15-27	118,297	118,125
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	10-23-28	100,623	100,506
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.577	04-14-31	193,538	192,526
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	07-31-31	124,769	124,855
The Dun & Bradstreet Corp., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.575	01-18-29	139,379	139,262
TIH Insurance Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.049	05-06-31	45,968	45,834
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.799	02-28-31	164,774	164,720
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.571	11-21-31	99,750	99,961
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.075	08-01-30	113,284	112,789

WW International, Inc., 2021 Term Loan B (E)	0.000	04-13-28	111,605	34,709
Collateralized mortgage obligations 3.7%				$4,662,781
(Cost $4,652,021)
Commercial and residential 1.9%				2,371,437
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(J)	3.809	04-25-65	50,000	46,858
BAHA Trust
Series 2024-MAR, Class B (D)(J)	6.841	12-10-41	100,000	101,850
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	35,900
Series 2021-BN31, Class C (J)	2.545	02-15-54	30,000	23,987
Series 2022-BNK42, Class AS (J)	4.723	06-15-55	40,000	37,784
BBCMS Mortgage Trust
Series 2023-C20, Class AS (J)	5.973	07-15-56	10,000	10,264
Series 2024-5C25, Class C (J)	6.643	03-15-57	15,000	15,227
Series 2024-5C27, Class C (J)	6.700	07-15-57	15,000	15,319
Series 2024-C26, Class C (J)	6.000	05-15-57	70,000	68,959
Series 2025-C32, Class C	6.125	02-15-62	50,000	49,393
Benchmark Mortgage Trust
Series 2020-B16, Class AM (J)	2.944	02-15-53	40,000	35,826
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,265
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(H)	6.171	11-15-41	40,000	40,000
BMO Mortgage Trust
Series 2024-C10, Class C (J)	5.979	11-15-57	12,000	11,758
BPR Trust
Series 2024-PMDW, Class C (D)(J)	5.850	11-05-41	10,000	9,934
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(J)	3.181	05-25-60	129,000	123,562
Series 2021-NQM1, Class M1 (D)(J)	2.316	02-25-49	100,000	82,990
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(H)	5.943	01-15-34	7,000	6,985
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(H)	6.869	04-15-26	100,000	99,969
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	51,729
CIM Trust
Series 2021-R4, Class A1 (D)(J)	2.000	05-01-61	48,688	43,410
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (J)	3.917	02-10-47	17,699	17,209
Series 2014-CR15, Class C (J)	3.967	02-10-47	25,000	23,807
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-CR19, Class D (D)(J)	4.511	08-10-47	37,668	$36,120
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(J)	4.112	05-25-65	100,000	98,393
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(J)	5.310	03-10-41	100,000	100,034
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (D)	5.390	08-25-67	94,440	93,922
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class A2 (D)	5.820	11-25-64	89,395	89,568
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	71,387	70,874
PRET LLC
Series 2021-RN4, Class A1 (D)(J)	5.487	10-25-51	53,827	53,752
PRPM LLC
Series 2024-5, Class A1 (5.689% to 9-25-27, then 8.689% to 9-25-28, then 9.689% thereafter) (D)	5.689	09-25-29	88,218	88,066
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter) (D)	6.469	05-25-30	100,000	99,796
TPG Real Estate Finance
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (D)(H)	6.373	09-18-42	100,000	99,417
Verus Securitization Trust
Series 2020-5, Class M1 (D)(J)	2.601	05-25-65	200,000	180,490
Series 2021-5, Class A1 (D)(J)	1.013	09-25-66	55,767	47,591
Series 2022-7, Class M1 (D)(J)	5.334	07-25-67	110,000	106,036
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	82,511	83,138
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (D)	5.976	01-25-70	96,858	97,077
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	54,638
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(J)	3.500	07-25-49	5,041	4,540
U.S. Government Agency 1.8%				2,291,344
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(H)	5.822	10-25-41	167,409	168,101
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(H)	6.422	09-25-41	180,000	181,471
Series 2021-P011, Class X1 IO	1.760	09-25-45	89,010	9,569
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(H)	7.722	01-25-42	150,000	153,931
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(H)	9.572	03-25-42	460,000	489,309
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(H)	9.821	03-25-43	25,000	27,344
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(H)	11.921	04-25-43	15,000	16,972
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (D)(H)	5.772	10-25-44	60,000	60,011
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(H)	6.771	10-25-44	19,971	20,002
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (D)(H)	5.672	01-25-45	30,000	29,897
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (D)(H)	5.972	02-25-45	25,000	25,016
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (D)(H)	6.372	02-25-45	86,960	86,091
Series 400, Class C4 IO	3.000	12-25-52	105,995	19,025
Series 405, Class C17 IO	2.500	08-25-52	88,400	14,123
Series 4975, Class EI IO	4.500	05-25-50	91,242	18,503
Series 5462, Class S IO	1.678	10-25-54	115,899	8,901
Series K103, Class X1 IO	0.635	11-25-29	220,618	5,345
Series K105, Class X1 IO	1.518	01-25-30	167,397	9,603
Series K737, Class X1 IO	0.611	10-25-26	98,535	698
Series K740, Class X1 IO	0.732	09-25-27	97,063	1,366
Series Q014, Class X IO	2.775	10-25-55	89,566	13,058
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (H)	16.186	10-25-28	24,733	26,751
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (H)	14.686	01-25-29	24,588	26,704
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (H)	13.686	04-25-29	49,270	53,623
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (D)(H)	9.822	12-25-41	75,000	78,229
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.822	01-25-42	150,000	156,459
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(H)	10.572	03-25-42	67,000	72,457
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(H)	9.572	03-25-42	115,000	$122,285
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.822	04-25-42	100,000	104,899
Series 2023-2, Class CI IO	2.000	10-25-50	85,882	11,084
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(H)	9.421	12-25-42	15,000	16,161
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(H)	8.222	07-25-43	15,000	15,792
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(H)	7.571	09-25-43	75,000	78,161
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(H)	7.872	10-25-43	25,000	26,312
Series 2024-86, Class SA IO	0.728	12-25-54	166,568	7,235
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(H)	6.822	02-25-44	45,000	45,646
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(H)	6.322	07-25-44	25,000	25,093
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (D)(H)	6.021	01-25-45	55,000	54,673

Series 441, Class C5 IO	2.000	04-25-52	94,181	11,444
Asset-backed securities 2.9%				$3,611,468
(Cost $3,588,908)
Asset-backed securities 2.9%				3,611,468
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	170,216	156,584
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (D)(H)	6.175	07-24-34	100,000	100,090
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (D)(H)	7.922	04-22-35	250,000	250,351
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	60,269
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	38,839
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	43,101
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	45,347
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	182,540
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%) (D)(H)	6.569	04-20-33	250,000	250,120
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(H)	6.093	07-15-39	100,000	99,000
Hertz Vehicle Financing LLC
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	94,046
Hilton Grand Vacations Trust
Series 2024-3A, Class B (D)	5.270	08-27-40	81,459	81,560
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (D)	4.458	12-15-38	110,509	105,535
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (D)	3.425	11-15-39	146,849	139,417
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (D)(H)	5.817	05-18-42	100,000	99,812
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (D)(H)	6.756	01-15-37	250,000	247,122
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (D)(H)	6.769	04-17-37	250,000	246,247
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (D)(H)	6.571	02-15-33	250,000	250,862
Progress Residential Trust
Series 2021-SFR9, Class F (D)	4.053	11-17-40	100,000	94,952
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	98,326
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	99,970
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	92,875
SoFi Consumer Loan Program Trust
Series 2025-1, Class A (D)	4.800	02-27-34	85,030	85,017
Start II, Ltd.
Series 2019-1, Class A (D)	4.089	03-15-44	92,790	91,410
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	54,725	55,271
Series 2024-1A, Class A2II (D)	6.268	07-30-54	79,600	81,140
Switch ABS Issuer LLC
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-1A, Class A2 (D)	5.036	03-25-55	50,000	$48,747
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	29,807
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	94,023
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	98,027
Willis Engine Structured Trust IV
Series 2018-A, Class A (D)	4.750	09-15-43	152,853	151,061

	Shares	Value
Common stocks 0.0%		$21,498
(Cost $30,904)
France 0.0%		12,803
Safran SA	43	12,803
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (K)(L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (K)(L)	1,348	8,425

Southcross Holdings GP, Class A (K)(L)	246	0
Preferred securities 1.0%		$1,322,536
(Cost $1,257,071)
Bermuda 0.0%		42,471
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	1,969	42,471
United States 1.0%		1,280,065
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	246,000
AGNC Investment Corp., 9.215% (3 month CME Term SOFR + 4.959%) (H)	10,000	247,000
Albemarle Corp., 7.250%	3,350	97,184
Ares Management Corp., 6.750%	880	46,526
Bank of America Corp., 7.250%	40	46,440
Corebridge Financial, Inc., 6.375%	1,350	30,740
KKR & Company, Inc., 6.250%	744	36,940
Morgan Stanley, 6.625%	2,400	61,704
Sempra, 5.750%	459	9,726
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,418	60,353
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	1,747	44,269
The Boeing Company, 6.000%	1,591	107,106
The Southern Company, 6.500%	2,788	70,843
U.S. Cellular Corp., 5.500%	1,807	39,971
U.S. Cellular Corp., 5.500%	2,314	51,070

U.S. Cellular Corp., 6.250%	804	19,441

Wells Fargo & Company, 7.500%	57	64,752
Exchange-traded funds 1.6%		$1,967,901
(Cost $1,894,169)
iShares iBoxx $ High Yield Corporate Bond ETF	455	36,204

iShares Preferred & Income Securities ETF (G)	63,900	1,931,697

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (K)(L)	460,000	46
Texas Competitive Electric Holdings Company LLC (K)(L)	10,820,544	0

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	17

	Yield (%)	Shares	Value
Short-term investments 16.7%			$21,019,610
(Cost $21,019,610)
Short-term funds 16.7%			21,019,610
John Hancock Collateral Trust (M)	4.2439(N)	155,644	1,556,844
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2490(N)	19,462,766	19,462,766

Total investments (Cost $167,714,343) 131.3%	$165,261,227
Other assets and liabilities, net (31.3%)	(39,436,427)
Total net assets 100.0%	$125,824,800

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (5.0)%				$(6,339,550)
(Proceeds received $6,347,108)
U.S. Government Agency (5.0)%				(6,339,550)
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA	(1,325,000)	(1,305,384)
15 Yr Pass Thru (B)	5.000	TBA	(25,000)	(25,016)
30 Yr Pass Thru (B)	2.500	TBA	(245,000)	(199,665)
30 Yr Pass Thru (B)	3.000	TBA	(598,000)	(509,047)
30 Yr Pass Thru (B)	4.000	TBA	(1,325,000)	(1,214,859)
30 Yr Pass Thru (B)	6.500	TBA	(1,061,000)	(1,089,514)
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA	(240,000)	(201,128)
30 Yr Pass Thru (B)	4.000	TBA	(1,000,000)	(916,487)
30 Yr Pass Thru (B)	6.000	TBA	(870,000)	(878,450)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,145,386 or 21.6% of the fund’s net assets as of 5-31-25.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $1,507,005.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	Non-income producing security.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 5-31-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	34	Long	Jun 2025	$2,460,359	$2,501,458	$41,099
10-Year Canada Government Bond Futures	50	Long	Sep 2025	4,417,362	4,456,225	38,863
10-Year Japan Government Bond Futures	1	Long	Jun 2025	969,320	966,608	(2,712)
10-Year U.S. Treasury Note Futures	28	Long	Sep 2025	3,087,609	3,101,000	13,391
2-Year U.S. Treasury Note Futures	34	Long	Sep 2025	7,049,606	7,052,875	3,269
5-Year U.S. Treasury Note Futures	105	Long	Sep 2025	11,303,190	11,359,688	56,498
Euro SCHATZ Futures	3	Long	Jun 2025	366,050	365,655	(395)
German Euro BOBL Futures	6	Long	Jun 2025	805,335	811,665	6,330
German Euro BUND Futures	10	Long	Jun 2025	1,476,894	1,489,824	12,930
U.K. Long Gilt Bond Futures	5	Long	Sep 2025	615,232	616,278	1,046
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2025	2,726,858	2,785,500	58,642
10-Year Korea Treasury Bond Futures	18	Short	Jun 2025	(1,551,807)	(1,554,729)	(2,922)
Euro-BTP Italian Government Bond Futures	35	Short	Jun 2025	(4,773,617)	(4,814,592)	(40,975)
Euro-Buxl Futures	6	Short	Jun 2025	(813,022)	(828,288)	(15,266)
Euro-OAT Futures	26	Short	Jun 2025	(3,669,761)	(3,712,354)	(42,593)
German Euro BUND Futures	1	Short	Sep 2025	(148,687)	(148,767)	(80)
U.S. Treasury Long Bond Futures	31	Short	Sep 2025	(3,451,853)	(3,496,219)	(44,366)
Ultra 10-Year U.S. Treasury Note Futures	20	Short	Sep 2025	(2,244,503)	(2,250,938)	(6,435)
						$76,324
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	50,000	USD	32,047	JPM	6/18/2025	$190	—
AUD	10,000	USD	6,419	SCB	6/18/2025	28	—
AUD	1,920,000	USD	1,233,214	GSI	6/30/2025	4,897	—
AUD	520,000	USD	334,112	JPM	6/30/2025	1,210	—
BRL	125,000	USD	22,039	BARC	6/3/2025	—	$(184)
BRL	1,655,000	USD	289,908	BOA	6/3/2025	—	(547)
BRL	1,100,000	USD	192,579	CITI	6/3/2025	—	(256)
BRL	33,388,000	USD	5,871,906	GSI	6/3/2025	—	(34,331)
BRL	485,000	USD	84,958	HSBC	6/3/2025	—	(160)
BRL	35,000	USD	6,145	JPM	6/3/2025	—	(26)
BRL	2,303,000	USD	407,611	MSI	6/3/2025	—	(4,953)
BRL	419,000	USD	72,058	SSB	6/3/2025	1,200	—
BRL	5,574,000	USD	978,169	GSI	7/2/2025	—	(10,173)
BRL	110,000	USD	18,922	JPM	9/3/2025	—	(111)
BRL	30,000	USD	5,177	MSI	9/3/2025	—	(47)
CAD	90,000	USD	64,174	BOA	6/18/2025	1,460	—
CAD	55,000	USD	39,647	CITI	6/18/2025	462	—
CAD	30,000	USD	21,762	MSI	6/18/2025	116	—
CAD	40,000	USD	28,565	SCB	6/18/2025	605	—
CAD	640,000	USD	462,414	JPM	6/30/2025	4,595	—
CAD	1,200,000	USD	866,234	MSI	6/30/2025	9,407	—
CHF	15,000	USD	18,266	GSI	6/30/2025	20	—
CLP	72,270,000	USD	76,693	BARC	6/18/2025	—	(310)
CLP	15,450,000	USD	16,579	BOA	6/18/2025	—	(250)
CLP	122,800,000	USD	130,430	DB	6/18/2025	—	(641)
CLP	7,200,000	USD	7,558	GSI	6/18/2025	52	—
CLP	15,450,000	USD	16,622	SSB	6/18/2025	—	(293)
CLP	268,657,000	USD	283,295	GSI	6/30/2025	653	—
CNY	238,000	USD	32,788	BARC	6/18/2025	278	—
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CNY	346,000	USD	48,078	BOA	6/18/2025	—	$(7)
CNY	922,000	USD	128,333	CITI	6/18/2025	—	(238)
CNY	356,000	USD	49,655	MSI	6/18/2025	—	(195)
COP	113,900,000	USD	26,308	BARC	6/18/2025	$1,058	—
COP	119,100,000	USD	28,097	BOA	6/18/2025	519	—
COP	1,483,500,000	USD	349,192	CITI	6/18/2025	7,248	—
COP	863,287,000	USD	206,969	HSBC	6/18/2025	453	—
COP	166,300,000	USD	38,392	JPM	6/18/2025	1,565	—
COP	5,313,438,000	USD	1,265,023	CITI	6/27/2025	10,557	—
CZK	5,679,000	USD	257,467	CITI	6/18/2025	1,398	—
CZK	1,410,000	USD	62,964	DB	6/18/2025	1,308	—
CZK	1,092,000	USD	49,030	GSI	6/18/2025	746	—
CZK	6,216,000	USD	279,841	MSI	6/18/2025	3,500	—
CZK	3,584,000	USD	159,282	SSB	6/18/2025	4,086	—
EGP	2,660,000	USD	49,920	BOA	6/18/2025	3,203	—
EGP	580,000	USD	10,950	CITI	6/18/2025	634	—
EGP	1,990,000	USD	37,790	CITI	8/14/2025	913	—
EGP	682,000	USD	12,200	HSBC	10/27/2025	625	—
EGP	1,930,000	USD	32,734	CITI	1/8/2026	2,390	—
EGP	2,000,000	USD	33,887	HSBC	1/8/2026	2,511	—
EGP	1,026,000	USD	17,705	CITI	1/26/2026	821	—
EGP	1,803,000	USD	31,135	CITI	1/27/2026	1,407	—
EUR	332,000	USD	369,223	BARC	6/18/2025	8,102	—
EUR	50,000	USD	56,834	BOA	6/18/2025	—	(8)
EUR	153,000	USD	172,361	CITI	6/18/2025	1,526	—
EUR	30,000	USD	33,326	GSI	6/18/2025	770	—
EUR	284,000	USD	317,068	JPM	6/18/2025	5,704	—
EUR	125,000	USD	138,904	MSI	6/18/2025	3,161	—
EUR	81,000	USD	88,563	SCB	6/18/2025	3,495	—
EUR	1,221,200	USD	1,386,641	DB	6/30/2025	2,374	—
EUR	7,800	USD	8,851	MSI	6/30/2025	21	—
GBP	43,000	USD	56,616	JPM	6/18/2025	1,324	—
GBP	983,900	USD	1,321,260	JPM	6/30/2025	4,565	—
HKD	65,000	USD	8,334	BARC	6/30/2025	—	(22)
HKD	25,000	USD	3,197	SSB	6/30/2025	—	(1)
HUF	22,729,000	USD	61,470	BARC	6/18/2025	2,373	—
HUF	64,013,000	USD	172,435	GSI	6/18/2025	7,369	—
HUF	54,206,000	USD	150,721	HSBC	6/18/2025	1,537	—
HUF	29,800,000	USD	79,835	MSI	6/18/2025	3,869	—
HUF	21,952,000	USD	61,687	SSB	6/18/2025	—	(27)
HUF	458,248,000	USD	1,283,554	BARC	6/30/2025	2,827	—
IDR	1,458,000,000	USD	85,977	BOA	6/18/2025	3,101	—
IDR	2,900,815,000	USD	176,183	CITI	6/18/2025	1,045	—
IDR	9,327,000,000	USD	569,415	DB	6/18/2025	425	—
IDR	762,000,000	USD	46,037	GSI	6/18/2025	518	—
IDR	510,000,000	USD	30,698	MSI	6/18/2025	462	—
IDR	1,257,000,000	USD	75,476	SCB	6/18/2025	1,321	—
IDR	1,745,000,000	USD	105,228	SSB	6/18/2025	1,384	—
IDR	12,602,309,000	USD	771,397	SCB	6/30/2025	—	(1,816)
INR	5,426,000	USD	63,550	BARC	6/18/2025	—	(177)
INR	24,990,000	USD	290,491	CITI	6/18/2025	1,380	—
INR	8,028,000	USD	92,120	GSI	6/18/2025	1,643	—
INR	20,580,000	USD	239,032	MSI	6/18/2025	1,332	—
INR	29,179,000	USD	338,945	SCB	6/18/2025	1,852	—
KRW	98,530,000	USD	69,899	CITI	6/18/2025	1,481	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	68,490,000	USD	47,875	SSB	6/18/2025	$1,743	—
KRW	2,301,565,000	USD	1,670,682	MSI	6/30/2025	—	$(1,970)
KZT	21,800,000	USD	43,070	BOA	6/18/2025	—	(579)
KZT	62,000,000	USD	121,471	CITI	6/18/2025	—	(624)
KZT	5,300,000	USD	10,123	GSI	6/18/2025	207	—
KZT	16,500,000	USD	30,812	CITI	7/10/2025	1,132	—
KZT	18,400,000	USD	34,888	CITI	8/13/2025	379	—
MXN	2,672,000	USD	133,893	BARC	6/18/2025	3,600	—
MXN	1,770,000	USD	88,390	BOA	6/18/2025	2,689	—
MXN	450,000	USD	22,749	CITI	6/18/2025	406	—
MXN	60,000	USD	3,106	DB	6/18/2025	—	(19)
MXN	2,330,000	USD	116,700	JPM	6/18/2025	3,196	—
MXN	4,713,000	USD	234,035	MSI	6/18/2025	8,483	—
MXN	2,299,000	USD	112,895	SCB	6/18/2025	5,406	—
MXN	8,700,000	USD	434,798	SSB	6/18/2025	12,879	—
MXN	2,610,000	USD	135,279	BARC	6/30/2025	—	(1,178)
MXN	1,352,000	USD	69,319	JPM	6/30/2025	146	—
MYR	4,132,000	USD	952,497	HSBC	6/18/2025	19,807	—
NGN	73,129,000	USD	46,138	SCB	6/13/2025	—	(409)
NGN	38,955,000	USD	24,469	BOA	6/18/2025	—	(186)
NGN	59,724,000	USD	37,211	CITI	8/6/2025	—	(1,181)
NOK	13,668,000	USD	1,344,546	JPM	6/30/2025	—	(5,556)
NZD	70,000	USD	40,312	SCB	6/18/2025	1,535	—
NZD	2,080,000	USD	1,229,634	CITI	6/30/2025	14,352	—
NZD	220,000	USD	129,907	GSI	6/30/2025	1,668	—
PEN	293,000	USD	80,167	BARC	6/18/2025	771	—
PEN	1,476,000	USD	402,691	CITI	6/18/2025	5,040	—
PEN	65,000	USD	17,717	GSI	6/18/2025	239	—
PEN	207,000	USD	55,943	SCB	6/18/2025	1,239	—
PHP	2,760,000	USD	48,845	BOA	6/18/2025	594	—
PHP	4,390,000	USD	76,583	SCB	6/18/2025	2,054	—
PHP	21,910,000	USD	393,583	MSI	6/30/2025	—	(1,250)
PLN	405,000	USD	108,239	BOA	6/18/2025	—	(78)
PLN	335,000	USD	87,136	DB	6/18/2025	2,331	—
PLN	1,896,000	USD	493,955	GSI	6/18/2025	12,402	—
PLN	310,000	USD	82,424	JPM	6/18/2025	367	—
PLN	475,000	USD	125,693	MSI	6/18/2025	1,165	—
PLN	986,000	USD	260,909	SSB	6/18/2025	2,417	—
RON	217,000	USD	47,043	BARC	6/18/2025	1,562	—
RON	547,000	USD	121,863	BOA	6/18/2025	657	—
RON	195,000	USD	42,969	CITI	6/18/2025	709	—
RON	333,000	USD	72,314	DB	6/18/2025	2,274	—
RON	328,000	USD	71,648	GSI	6/18/2025	1,819	—
RSD	8,189,000	USD	76,184	CITI	6/18/2025	3,145	—
SEK	12,058,000	USD	1,261,048	GSI	6/30/2025	—	(1,259)
SGD	60,000	USD	44,823	BARC	6/18/2025	1,741	—
SGD	75,000	USD	55,906	BOA	6/18/2025	2,299	—
SGD	20,000	USD	15,023	CITI	6/18/2025	498	—
SGD	15,000	USD	11,674	HSBC	6/30/2025	—	(24)
THB	9,090,000	USD	279,527	BARC	6/18/2025	—	(2,351)
THB	26,762,000	USD	798,592	CITI	6/18/2025	17,447	—
THB	170,000	USD	4,992	JPM	6/18/2025	192	—
THB	570,000	USD	17,107	MSI	6/18/2025	274	—
THB	680,000	USD	20,605	SCB	6/18/2025	130	—
TRY	1,960,000	USD	46,642	CITI	6/18/2025	2,495	—
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	3,429,000	USD	85,840	GSI	6/18/2025	$124	—
TRY	3,408,000	USD	85,307	HSBC	6/18/2025	132	—
TRY	4,458,000	USD	109,305	MSI	6/18/2025	2,456	—
TRY	7,823,000	USD	193,907	GSI	6/30/2025	—	$(149)
TRY	1,795,000	USD	42,708	GSI	7/18/2025	912	—
TRY	2,184,000	USD	39,437	MSI	4/27/2026	1,676	—
TRY	20,890,000	USD	374,268	CITI	4/28/2026	18,665	—
USD	31,948	AUD	50,000	CITI	6/18/2025	—	(289)
USD	31,462	AUD	50,000	DB	6/18/2025	—	(775)
USD	6,296,725	AUD	9,800,000	JPM	6/30/2025	—	(22,801)
USD	3,219	AUD	5,000	SSB	6/30/2025	—	(5)
USD	21,896	BRL	125,000	BARC	6/3/2025	41	—
USD	291,836	BRL	1,655,000	BOA	6/3/2025	2,475	—
USD	189,461	BRL	1,100,000	CITI	6/3/2025	—	(2,861)
USD	5,841,209	BRL	33,388,000	GSI	6/3/2025	3,635	—
USD	78,863	BRL	485,000	HSBC	6/3/2025	—	(5,935)
USD	6,131	BRL	35,000	JPM	6/3/2025	12	—
USD	402,422	BRL	2,303,000	MSI	6/3/2025	—	(236)
USD	3,506,247	BRL	19,980,000	GSI	7/2/2025	36,465	—
USD	1,236,762	BRL	7,030,000	HSBC	7/2/2025	15,912	—
USD	53,609	BRL	310,000	CITI	9/3/2025	595	—
USD	165,750	BRL	958,000	MSI	9/3/2025	1,918	—
USD	28,642	CAD	40,000	JPM	6/18/2025	—	(529)
USD	153,388	CAD	220,000	MSI	6/18/2025	—	(7,049)
USD	557,064	CAD	771,000	JPM	6/30/2025	—	(5,536)
USD	3,642	CAD	5,000	SSB	6/30/2025	—	(7)
USD	1,261,601	CHF	1,036,000	GSI	6/30/2025	—	(1,410)
USD	71,148	CLP	67,300,000	CITI	6/18/2025	18	—
USD	25,185	CLP	23,900,000	GSI	6/18/2025	—	(75)
USD	97,056	CLP	95,910,000	HSBC	6/18/2025	—	(4,313)
USD	19,121	CLP	17,600,000	MSI	6/18/2025	520	—
USD	44,077	CLP	41,800,000	GSI	6/30/2025	—	(102)
USD	71,259	CNY	519,000	BARC	6/18/2025	—	(847)
USD	10,992	CNY	79,000	BOA	6/18/2025	17	—
USD	32,685	CNY	238,000	CITI	6/18/2025	—	(381)
USD	7,339	CNY	53,000	HSBC	6/18/2025	—	(24)
USD	47,754	CNY	350,000	MSI	6/18/2025	—	(872)
USD	321,995	CNY	2,313,000	HSBC	6/30/2025	359	—
USD	181,744	COP	762,400,000	BOA	6/18/2025	—	(1,438)
USD	352,145	COP	1,494,307,000	CITI	6/18/2025	—	(6,891)
USD	233,635	COP	989,600,000	GSI	6/18/2025	—	(4,136)
USD	79,742	COP	336,608,000	MSI	6/18/2025	—	(1,136)
USD	4,124,321	COP	17,323,261,000	CITI	6/27/2025	—	(34,417)
USD	305,160	CZK	6,760,000	BARC	6/18/2025	—	(2,979)
USD	96,853	CZK	2,180,000	BOA	6/18/2025	—	(2,517)
USD	45,578	CZK	1,000,000	CITI	6/18/2025	—	(6)
USD	109,203	CZK	2,480,000	MSI	6/18/2025	—	(3,842)
USD	1,403,100	CZK	30,826,000	HSBC	6/30/2025	—	(2,514)
USD	66,931	EGP	3,400,000	CITI	6/18/2025	—	(970)
USD	38,979	EUR	36,000	BARC	6/18/2025	—	(1,936)
USD	44,453	EUR	39,000	BOA	6/18/2025	129	—
USD	287,618	EUR	255,000	CITI	6/18/2025	—	(2,195)
USD	412,063	EUR	377,000	DB	6/18/2025	—	(16,404)
USD	38,491	EUR	34,000	GSI	6/18/2025	—	(151)
USD	79,661	EUR	71,000	JPM	6/18/2025	—	(1,032)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	215,727	EUR	193,000	MSI	6/18/2025	—	$(3,619)
USD	83,006	EUR	73,000	SSB	6/18/2025	$40	—
USD	113,720	EUR	100,000	BARC	6/30/2025	—	(22)
USD	5,434,346	EUR	4,786,000	DB	6/30/2025	—	(9,336)
USD	9,098	EUR	8,000	SSB	6/30/2025	—	(2)
USD	55,456	GBP	43,000	GSI	6/18/2025	—	(2,484)
USD	2,799,906	GBP	2,085,000	JPM	6/30/2025	—	(9,673)
USD	227,092	HUF	82,437,000	BARC	6/18/2025	—	(4,463)
USD	13,989	HUF	5,200,000	BOA	6/18/2025	—	(617)
USD	51,096	HUF	18,900,000	CITI	6/18/2025	—	(1,992)
USD	107,039	HUF	38,600,000	GSI	6/18/2025	—	(1,383)
USD	29,640	HUF	11,000,000	HSBC	6/18/2025	—	(1,257)
USD	68,605	HUF	25,200,000	MSI	6/18/2025	—	(2,178)
USD	48,073	HUF	17,249,000	SSB	6/18/2025	—	(377)
USD	460,485	HUF	164,400,000	BARC	6/30/2025	—	(1,014)
USD	66,719	IDR	1,102,000,000	BOA	6/18/2025	—	(608)
USD	16,572	IDR	273,000,000	CITI	6/18/2025	—	(108)
USD	600,732	IDR	9,881,000,000	DB	6/18/2025	—	(2,957)
USD	52,390	IDR	861,000,000	HSBC	6/18/2025	—	(214)
USD	96,002	IDR	1,580,000,000	JPM	6/18/2025	—	(530)
USD	130,101	IDR	2,160,000,000	MSI	6/18/2025	—	(1,866)
USD	1,063,353	IDR	17,372,000,000	SCB	6/30/2025	2,503	—
USD	307,174	ILS	1,095,000	SCB	6/30/2025	—	(4,544)
USD	177,876	INR	15,304,000	BOA	6/18/2025	—	(868)
USD	521,251	INR	44,945,000	CITI	6/18/2025	—	(3,684)
USD	148,103	INR	12,680,000	HSBC	6/18/2025	6	—
USD	31,677	INR	2,780,000	JPM	6/18/2025	—	(792)
USD	56,443	INR	4,820,000	MSI	6/18/2025	148	—
USD	17,183	INR	1,482,000	SSB	6/18/2025	—	(126)
USD	686,549	INR	59,175,000	BARC	6/30/2025	—	(4,103)
USD	1,594,809	JPY	229,020,000	JPM	6/30/2025	—	(1,635)
USD	3,476	JPY	500,000	SSB	6/30/2025	—	(10)
USD	58,699	KRW	84,820,000	BOA	6/18/2025	—	(2,749)
USD	56,851	KRW	82,200,000	MSI	6/18/2025	—	(2,699)
USD	57,171	KZT	29,300,000	GSI	6/18/2025	61	—
USD	55,246	MXN	1,084,000	BOA	6/18/2025	—	(533)
USD	106,484	MXN	2,080,000	CITI	6/18/2025	—	(547)
USD	121,018	MXN	2,450,000	JPM	6/18/2025	—	(5,052)
USD	88,630	MXN	1,802,000	MSI	6/18/2025	—	(4,096)
USD	503,786	MXN	9,810,000	SSB	6/18/2025	—	(1,008)
USD	1,460,421	MXN	28,484,000	JPM	6/30/2025	—	(3,082)
USD	760,981	MYR	3,294,000	HSBC	6/18/2025	—	(14,132)
USD	518,999	MYR	2,210,000	HSBC	6/30/2025	—	(1,208)
USD	18,984	NGN	30,526,000	CITI	6/13/2025	—	(105)
USD	26,461	NGN	42,603,000	SCB	6/13/2025	—	(179)
USD	9,482,747	NOK	96,397,000	JPM	6/30/2025	39,183	—
USD	32,352	NZD	55,000	CITI	6/18/2025	—	(528)
USD	31,414	NZD	55,000	DB	6/18/2025	—	(1,467)
USD	8,412,830	NZD	14,226,000	SSB	6/30/2025	—	(95,315)
USD	339,852	PEN	1,249,000	CITI	6/18/2025	—	(5,171)
USD	4,078	PEN	15,000	DB	6/18/2025	—	(65)
USD	39,800	PEN	145,000	GSI	6/18/2025	—	(255)
USD	1,905	PEN	7,000	SCB	6/18/2025	—	(29)
USD	46,324	PEN	170,000	MSI	6/30/2025	—	(628)
USD	49,130	PHP	2,760,000	BOA	6/18/2025	—	(309)
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	76,534	PHP	4,390,000	GSI	6/18/2025	—	$(2,102)
USD	468,091	PLN	1,775,000	BOA	6/18/2025	—	(5,951)
USD	87,584	PLN	330,000	CITI	6/18/2025	—	(547)
USD	29,618	PLN	115,000	DB	6/18/2025	—	(1,095)
USD	37,247	PLN	145,000	GSI	6/18/2025	—	(1,478)
USD	186,487	PLN	710,000	MSI	6/18/2025	—	(3,131)
USD	1,453,025	PLN	5,455,000	BOA	6/30/2025	—	(3,397)
USD	264,470	RON	1,187,000	BARC	6/18/2025	—	(1,401)
USD	54,856	RON	250,000	HSBC	6/18/2025	—	(1,141)
USD	6,500	RON	30,000	MSI	6/18/2025	—	(219)
USD	55,099	RON	242,000	SCB	6/18/2025	$894	—
USD	84,611	RON	380,000	BARC	6/30/2025	—	(424)
USD	20,625	RSD	2,145,000	CITI	6/18/2025	—	(154)
USD	6,266	RSD	649,000	CITI	6/30/2025	—	(20)
USD	114,151	SEK	1,090,000	CITI	6/30/2025	270	—
USD	26,358	SGD	35,000	DB	6/18/2025	—	(804)
USD	90,540	SGD	120,000	GSI	6/18/2025	—	(2,588)
USD	1,276,384	SGD	1,640,000	HSBC	6/30/2025	2,664	—
USD	563,566	THB	18,740,000	BARC	6/18/2025	—	(7,862)
USD	117,855	THB	3,960,000	HSBC	6/18/2025	—	(2,895)
USD	47,372	THB	1,540,000	SCB	6/18/2025	413	—
USD	811,582	THB	26,600,000	BARC	6/30/2025	—	(272)
USD	119,776	TRY	4,785,000	BARC	6/18/2025	—	(183)
USD	43,499	TRY	1,810,000	BOA	6/18/2025	—	(1,877)
USD	45,882	TRY	1,900,000	CITI	6/18/2025	—	(1,751)
USD	42,014	TRY	1,695,000	GSI	6/30/2025	32	—
USD	489,227	TRY	20,890,000	CITI	7/28/2025	—	(13,077)
USD	82,096	UYU	3,540,000	CITI	6/18/2025	—	(2,796)
USD	3,823	UYU	160,000	HSBC	6/30/2025	—	(8)
USD	28,585	UYU	1,240,000	JPM	7/23/2025	—	(1,006)
USD	93,621	ZAR	1,760,000	CITI	6/18/2025	—	(4,144)
USD	599,758	ZAR	10,963,000	HSBC	6/18/2025	—	(9,215)
USD	3,054	ZAR	56,000	JPM	6/18/2025	—	(57)
USD	148,661	ZAR	2,727,000	MSI	6/18/2025	—	(2,818)
USD	10,612	ZAR	190,000	SCB	6/18/2025	58	—
USD	80,857	ZAR	1,472,000	SSB	6/18/2025	—	(910)
USD	913,344	ZAR	16,470,000	MSI	6/30/2025	—	(724)
UYU	3,540,000	USD	82,475	JPM	6/18/2025	2,417	—
UYU	1,240,000	USD	27,692	HSBC	7/23/2025	1,899	—
ZAR	580,000	USD	32,311	BOA	6/18/2025	—	(93)
ZAR	440,000	USD	23,722	CITI	6/18/2025	720	—
ZAR	7,525,000	USD	416,568	GSI	6/18/2025	1,431	—
ZAR	2,652,000	USD	143,432	MSI	6/18/2025	3,882	—
ZAR	1,816,000	USD	99,001	SSB	6/18/2025	1,875	—
ZAR	16,131,000	USD	894,545	MSI	6/30/2025	709	—
						$421,831	$(481,956)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	37,290,000	NOK	NOK NIBOR NIBR	Fixed 4.340%	Annual	Semi-Annual	Jun 2027	$(743)	$14,868	$14,125
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	25

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,540,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	$(21,041)	$(21,041)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(54,290)	(54,290)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(39,484)	(39,484)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(37,847)	(37,847)
Centrally cleared	250,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(867)	(867)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(57,474)	(57,474)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(14,571)	(14,571)
Centrally cleared	130,040,000	INR	Fixed 6.055%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(24,481)	(24,481)
Centrally cleared	208,070,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(36,947)	(36,947)
Centrally cleared	127,865,000	INR	Fixed 5.952%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(17,735)	(17,735)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	(11,024)	(11,024)
Centrally cleared	17,420,000	NOK	NOK NIBOR NIBR	Fixed 4.030%	Annual	Semi-Annual	Sep 2030	$1,877	6,352	8,229
Centrally cleared	590,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(8,529)	(8,529)
Centrally cleared	1,050,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	(6,889)	(6,889)
Centrally cleared	1,870,000	SGD	Fixed 2.414%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2035	—	(21,741)	(21,741)
Centrally cleared	4,550,000	PLN	Fixed 4.410%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2035	—	(150)	(150)
Centrally cleared	1,080,000	CHF	Fixed 0.888%	CHF SARON Compounded OIS	Annual	Annual	Jun 2035	—	(10,129)	(10,129)
Centrally cleared	4,460,000	PLN	Fixed 4.691%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2035	—	(27,309)	(27,309)
Centrally cleared	1,020,000	CHF	Fixed 0.800%	CHF SARON Compounded OIS	Annual	Annual	Sep 2035	—	(2,580)	(2,580)
Centrally cleared	97,490,000	JPY	JPY TONAR OIS COMPOUND	Fixed 2.030%	Annual	Annual	Sep 2035	(9,740)	(16,021)	(25,761)
								$(8,606)	$(387,889)	$(396,495)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	485,000	USD	$485,000	1.000%	Quarterly	Jun 2030	$18,986	$(6,747)	$12,239
BARC	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,727	(670)	6,057
BARC	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,578	(508)	6,070
BARC	People’s Republic of China	1,840,000	USD	1,840,000	1.000%	Quarterly	Jun 2030	(39,655)	(4,933)	(44,588)
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,511	(1,318)	7,193
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,081	(888)	7,193
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	7,981	(788)	7,193
BARC	Republic of Chile	460,000	USD	460,000	1.000%	Quarterly	Jun 2030	(8,278)	(1,250)	(9,528)
BARC	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,580)	(184)	(4,764)
BARC	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,627)	(137)	(4,764)
BARC	Republic of Colombia	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	13,470	395	13,865
BARC	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,798)	(876)	(2,674)
BARC	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(2,066)	(608)	(2,674)
BARC	Republic of Peru	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(1,090)	(895)	(1,985)
BARC	United Mexican States	1,420,000	USD	1,420,000	1.000%	Quarterly	Jun 2030	10,800	(894)	9,906
BOA	Petroleo Brasileiro SA	490,000	USD	490,000	1.000%	Quarterly	Jun 2030	20,273	(5,887)	14,386
BOA	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,410)	(354)	(4,764)
BOA	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,800)	(874)	(2,674)
BOA	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(2,227)	(434)	(2,661)
BOA	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	11,212	(522)	10,690
CITI	Barclays PLC	120,000	EUR	124,356	1.000%	Quarterly	Dec 2029	632	(559)	73
GSI	Emirate of Abu Dhabi	2,050,000	USD	2,050,000	1.000%	Quarterly	Jun 2030	(60,286)	(5,499)	(65,785)
GSI	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,891	(834)	6,057
GSI	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,680	(623)	6,057
GSI	Government of Malaysia	1,380,000	USD	1,380,000	1.000%	Quarterly	Jun 2030	(28,940)	(6,270)	(35,210)
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Societe Generale SA	15,000	EUR	$16,273	1.000%	Quarterly	Jun 2030	$226	$(114)	$112
GSI	State of Qatar	2,510,000	USD	2,510,000	1.000%	Quarterly	Jun 2030	(74,992)	(6,080)	(81,072)
JPM	Republic of Indonesia	700,000	USD	700,000	1.000%	Quarterly	Jun 2030	(5,202)	(2,763)	(7,965)
JPM	Republic of South Africa	495,000	USD	495,000	1.000%	Quarterly	Jun 2030	23,144	(1,267)	21,877
MSI	Federative Republic of Brazil	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,048	(2,865)	6,183
MSI	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,524)	(227)	(4,751)
MSI	Republic of Colombia	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	13,744	135	13,879
MSI	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,771	(81)	10,690
MSI	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,273	417	10,690
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	11,418	(590)	10,828
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	11,112	(270)	10,842
MSI	United Mexican States	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	1,895	(256)	1,639
MSI	United Mexican States	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	2,210	(571)	1,639
				$18,195,629				$(23,812)	$(56,689)	$(80,501)
Centrally cleared	CDX.EM.42	5,635,000	USD	5,635,000	1.000%	Quarterly	Dec 2029	128,676	(18,756)	109,920
Centrally cleared	iTraxx Europe Crossover Series 43 Version 1	1,335,000	EUR	1,506,642	5.000%	Quarterly	Jun 2030	(132,908)	(13,173)	(146,081)
Centrally cleared	iTraxx Europe Senior Financials Series 43 Version 1	1,635,000	EUR	1,840,945	1.000%	Quarterly	Jun 2030	(33,894)	(3,631)	(37,525)
Centrally cleared	iTraxx Europe Series 43 Version 1	825,000	EUR	923,175	1.000%	Quarterly	Jun 2030	(19,124)	(1,623)	(20,747)
Centrally cleared	iTraxx Europe Sub Financials Series 43 Version 1	425,000	EUR	475,575	1.000%	Quarterly	Jun 2030	580	94	674
				$10,381,337				$(56,670)	$(37,089)	$(93,759)
				$28,576,966				$(80,482)	$(93,778)	$(174,260)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.679%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$19,088	$8,798	$27,886
BOA	Anglo American Capital PLC	0.679%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	19,014	8,872	27,886
CITI	Danske Bank A/S	1.021%	115,000	EUR	119,174	1.000%	Quarterly	Dec 2029	(278)	424	146
GSI	Lloyds Banking Group PLC	1.087%	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	(185)	149	(36)
					$475,579				$37,639	$18,243	$55,882
Centrally cleared	CDX.NA.HY.44	3.510%	207,625	USD	207,625	5.000%	Quarterly	Jun 2030	6,168	8,693	14,861
					$207,625				$6,168	$8,693	$14,861
					$683,204				$43,807	$26,936	$70,743

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,540,000	Jun 2025	JPM	—	$(34,305)	$(34,305)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,480,000	Sep 2025	JPM	—	(26,744)	(26,744)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	750,000	Jun 2025	MSI	—	(14,001)	(14,001)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	935,000	Jun 2025	MSI	—	(11,623)	(11,623)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	470,000	Jun 2025	MSI	—	(3,372)	(3,372)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	465,000	Jun 2025	MSI	—	(4,356)	(4,356)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	465,000	Jun 2025	MSI	—	(2,771)	(2,771)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	465,000	Jun 2025	MSI	—	(2,578)	(2,578)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,155,000	Jun 2025	MSI	—	(5,848)	(5,848)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	465,000	Jun 2025	MSI	—	(4,344)	(4,344)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	460,000	Jun 2025	MSI	—	(13,962)	(13,962)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	460,000	Jun 2025	MSI	—	$(19,623)	$(19,623)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	920,000	Jun 2025	MSI	—	(38,118)	(38,118)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	930,000	Jun 2025	MSI	—	(9,997)	(9,997)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	925,000	Jun 2025	MSI	—	(7,572)	(7,572)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,210,000	Sep 2025	MSI	—	(14,232)	(14,232)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,480,000	Sep 2025	MSI	—	(18,415)	(18,415)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,470,000	Sep 2025	MSI	—	(19,504)	(19,504)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	470,000	Sep 2025	MSI	—	966	966
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,475,000	Sep 2025	MSI	—	3,336	3,336
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	2,490,000	Sep 2025	MSI	—	(21,375)	(21,375)
								—	$(268,438)	$(268,438)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(47,813)	$(47,813)
			$1,155,000						—	$(47,813)	$(47,813)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	29

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$54,665,096	—	$54,665,096	—
Foreign government obligations	46,676,720	—	46,676,720	—
Corporate bonds	19,682,213	—	19,682,213	—
Convertible bonds	8,912,840	—	8,912,840	—
Term loans	2,718,518	—	2,718,518	—
Collateralized mortgage obligations	4,662,781	—	4,662,781	—
Asset-backed securities	3,611,468	—	3,611,468	—
Common stocks	21,498	—	12,803	$8,695
Preferred securities	1,322,536	$1,322,536	—	—
Exchange-traded funds	1,967,901	1,967,901	—	—
Escrow certificates	46	—	—	46
Short-term investments	21,019,610	21,019,610	—	—
Total investments in securities	$165,261,227	$24,310,047	$140,942,439	$8,741
Liabilities
Sale commitments outstanding	$(6,339,550)	—	$(6,339,550)	—
Derivatives:
Assets
Futures	232,068	$232,068	—	—
30	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$421,831	—	$421,831	—
Swap contracts	403,387	—	403,387	—
Liabilities
Futures	(155,744)	$(155,744)	—	—
Forward foreign currency contracts	(481,956)	—	(481,956)	—
Swap contracts	(1,219,650)	—	(1,219,650)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	155,644	$140,686	$15,847,362	$(14,431,270)	$55	$11	$4,817	—	$1,556,844
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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